ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2015
ASSETS
Current assets, US GAAP	$ 609,600		$ 609,600			$ 446,727
Current assets, Adjustments
Current assets, IFRS	609,600		609,600
Property and equipment, net, US GAAP	625,163		625,163			459,533
Property and equipment, net, Adjustments
Property and equipment, net, IFRS	625,163		625,163
Long term assets, US GAAP	58,254		58,254
Long term assets, Adjustments			(7,072)
Long term assets, IFRS	51,182		51,182
TOTAL ASSETS	1,293,017		1,293,017			965,368
Total assets, Adjustments			(7,072)
Total assets, IFRS	1,285,945		1,285,945
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities, US GAAP	243,191		243,191			211,119
Current liabilities, Adjustments			(137)
Current liabilities, IFRS	243,054		243,054
Long-term liabilities, US GAAP	491,057		491,057
Long-term liabilities, Adjustments			(1,270)
Long-term liabilities, IFRS	489,787		489,787
Total liabilities	734,248		734,248			579,782
Total liabilities, Adjustments			(1,407)
Total liabilities, IFRS	732,841		732,841
TOTAL EQUITY	558,769		558,769			385,586
TOTAL EQUITY, Adjustments			(5,665)
TOTAL EQUITY, IFRS	553,104		553,104			379,708
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,293,017		1,293,017			965,368
Total liabilities and shareholders' equity, Adjustments			(7,072)
Total liabilities and shareholders' equity, IFRS	1,285,945		1,285,945
Reconciliation of Condensed Interim Consolidated Statement of Operations from US GAAP to IFRS
OPERATING PROFIT, US GAAP	40,178	$ 21,506	70,992	$ 23,500
OPERATING PROFIT, Adjustments			(257)
OPERATING PROFIT, IFRS			70,735
Interest expenses, net	(2,997)	(3,613)	(6,355)	(7,246)
Interest expenses, net, Adjustments
Interest expenses, net, IFRS			(6,355)
Other financing expense, net, US GAAP	(7,528)	(7,271)	(11,497)	(91,867)
Other financing expense, net, Adjustments			160
Other financing expense, net, IFRS			(11,337)
Gain from acquisition, net	10,158		51,298
Gain from acquisition, net, Adjustments
Gain from acquisition, net, IFRS			51,298
Other income, net	4,362	(4)	4,362	(13)
Other income, net, Adjustments
Other income, net, IFRS			4,362
Profit before income tax	44,173	10,618	108,800	(75,626)
Profit before income tax, Adjustments			(97)
Profit before income tax, IFRS			108,703
Income tax expense, US GAAP	(3,826)	(2,468)	(3,905)	8,426
Income tax expense, Adjustments
Income tax expense, IFRS			(3,905)
NET PROFIT	40,347	8,150	104,895	(67,200)
NET PROFIT, Adjustments			(97)
NET PROFIT, IFRS			104,798
Net income attributable to the non-controlling interest, US GAAP	(1,861)	(363)	(465)	1,923
Net income attributable to the non-controlling interest, Adjustments
Net income attributable to the non-controlling interest, IFRS			(465)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	38,486	7,787	104,430	(65,277)	$ 23,075
NET PROFIT ATTRIBUTABLE TO THE COMPANY, Adjustments			(97)
NET PROFIT ATTRIBUTABLE TO THE COMPANY, IFRS			104,333	(737)	19,967
Reconciliation of Net Profit (Loss) from US GAAP to IFRS
Net profit (loss) in accordance with US GAAP	38,486	$ 7,787	104,430	(65,277)	23,075
Financial Instruments			160	65,310	(2,345)
Pension plans			(265)	(600)	(757)
Termination Benefits			8	(170)	(6)
Net profit (loss) attributable to the company, IFRS			104,333	$ (737)	$ 19,967
Reconciliation of Shareholders' Equity from US GAAP to IFRS
Shareholders' equity in accordance with US GAAP	558,769		558,769			385,586
Financial Instruments			(220)			(380)
Termination Benefits			1,555			1,502
Goodwill			(7,000)			(7,000)
Shareholders' equity in accordance with IFRS	553,104		553,104			379,708
Reconciliation of Goodwill from US GAAP to IFRS
Goodwill in accordance with US GAAP	7,000		7,000			7,000
Goodwill			(7,000)			(7,000)
Goodwill in accordance with IFRS
Reconciliation of Other Long-Term Assets from US GAAP to IFRS
Other long term assets in accordance with US GAAP	4,586		4,586			5,903
Financial Instruments			(72)			(450)
Other long term assets in accordance with IFRS	4,514		4,514			5,453
Reconciliation of Short Term Debt and Current Maturities of Loans and Debentures from US GAAP to IFRS
Short term debt and current maturities of loans and debentures in accordance with US GAAP	38,174		38,174			33,259
Financial Instruments			(137)			(70)
Short term debt and current maturities of loans and debentures in accordance with IFRS	38,037		38,037			33,189
Reconciliation of Long Term Debentures from US GAAP to IFRS
Long term debentures in accordance with US GAAP	160,321		160,321			45,481
Financial Instruments			285
Long term debentures in accordance with IFRS	160,606		160,606			45,481
Reconciliation of Long Term Employee Related Liabilities from US GAAP to IFRS
Long term employee related liabilities in accordance with US GAAP	14,029		14,029			14,189
Termination Benefits			(1,555)			(1,502)
Long term employee related liabilities in accordance with IFRS	$ 12,474		$ 12,474			$ 12,687